LEASES - Supplemental cash flow information (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	₽ 9,199	$ 116.7	₽ 5,475	₽ 3,747
Financing cash flows from finance leases	240	3.0	3
Right-of-use assets obtained in exchange for lease obligations, additions:
Operating leases	12,233	155.1	7,235	₽ 1,721
Finance leases	₽ 1,568	$ 19.9	₽ 113